UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Target 2040 Fund

Investor Class (TRHRX)

This annual shareholder report contains important information about Target 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2040 Fund - Investor Class	$63	0.57%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2040 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,410	10,445	10,375
2016	10,366	10,693	10,393
2017	11,026	11,520	11,040
2017	11,545	11,769	11,427
2017	11,925	12,123	11,741
2017	12,463	13,074	12,450
2018	12,653	13,389	12,622
2018	12,633	13,542	12,704
2018	12,941	14,577	13,148
2018	12,355	13,797	12,464
2019	12,809	14,065	12,795
2019	12,788	13,880	12,634
2019	13,397	14,768	13,171
2019	13,986	15,934	13,996
2020	13,580	15,036	13,269
2020	13,558	15,471	13,239
2020	15,149	17,935	14,769
2020	16,081	18,966	15,664
2021	17,155	20,347	16,681
2021	18,269	22,264	17,966
2021	18,946	23,861	18,596
2021	18,575	23,961	18,312
2022	17,747	22,849	17,802
2022	16,582	21,444	16,876
2022	15,801	20,692	16,060
2022	16,242	21,373	16,566
2023	16,188	21,004	16,674
2023	16,536	21,880	16,980
2023	17,401	23,745	17,895
2023	17,546	24,067	18,061
2024	19,024	27,012	19,575
2024	19,642	27,916	20,185
2024	20,643	29,953	21,373
2024	21,236	32,367	21,946
2025	21,151	31,748	21,929
2025	21,368	31,578	22,379
2025	22,670	34,698	23,983
2025	23,640	36,765	25,096
2026	24,972	37,150	26,470
2026	25,812	40,876	27,843

202501-4140694, 202606-5569799

F196-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Target 2040 Fund (Investor Class)	20.80%	7.16%	9.95%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.16	10.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$448,394
  Number of Portfolio Holdings24
  Investment Advisory Fees Paid (000s)$2,049
  Portfolio Turnover Rate31.4%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	51.6%
International Equity Funds	21.4
Domestic Bond Funds	18.8
International Bond Funds	7.0
Short-Term and Other	1.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Growth Stock Fund	12.4%
T. Rowe Price Value Fund	12.2
T. Rowe Price New Income Fund	8.4
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price U.S. Large-Cap Core Fund	6.8
T. Rowe Price Limited Duration Inflation Focused Bond Fund	6.3
T. Rowe Price International Value Equity Fund	6.1
T. Rowe Price Overseas Stock Fund	5.5
T. Rowe Price International Stock Fund	4.9
T. Rowe Price Real Assets Fund	4.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Target 2040 Fund

Investor Class (TRHRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Target 2040 Fund

Advisor Class (PAHHX)

This annual shareholder report contains important information about Target 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2040 Fund - Advisor Class	$90	0.82%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2040 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,403	10,445	10,375
2016	10,349	10,693	10,393
2017	10,992	11,520	11,040
2017	11,511	11,769	11,427
2017	11,881	12,123	11,741
2017	12,401	13,074	12,450
2018	12,581	13,389	12,622
2018	12,562	13,542	12,704
2018	12,859	14,577	13,148
2018	12,274	13,797	12,464
2019	12,704	14,065	12,795
2019	12,674	13,880	12,634
2019	13,270	14,768	13,171
2019	13,857	15,934	13,996
2020	13,443	15,036	13,269
2020	13,412	15,471	13,239
2020	14,982	17,935	14,769
2020	15,888	18,966	15,664
2021	16,944	20,347	16,681
2021	18,028	22,264	17,966
2021	18,678	23,861	18,596
2021	18,310	23,961	18,312
2022	17,474	22,849	17,802
2022	16,319	21,444	16,876
2022	15,535	20,692	16,060
2022	15,972	21,373	16,566
2023	15,911	21,004	16,674
2023	16,243	21,880	16,980
2023	17,074	23,745	17,895
2023	17,204	24,067	18,061
2024	18,639	27,012	19,575
2024	19,248	27,916	20,185
2024	20,210	29,953	21,373
2024	20,771	32,367	21,946
2025	20,682	31,748	21,929
2025	20,870	31,578	22,379
2025	22,138	34,698	23,983
2025	23,067	36,765	25,096
2026	24,355	37,150	26,470
2026	25,153	40,876	27,843

202501-4140694, 202606-5569799

F296-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Target 2040 Fund (Advisor Class)	20.52%	6.89%	9.66%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.16	10.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$448,394
  Number of Portfolio Holdings24
  Investment Advisory Fees Paid (000s)$2,049
  Portfolio Turnover Rate31.4%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	51.6%
International Equity Funds	21.4
Domestic Bond Funds	18.8
International Bond Funds	7.0
Short-Term and Other	1.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Growth Stock Fund	12.4%
T. Rowe Price Value Fund	12.2
T. Rowe Price New Income Fund	8.4
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price U.S. Large-Cap Core Fund	6.8
T. Rowe Price Limited Duration Inflation Focused Bond Fund	6.3
T. Rowe Price International Value Equity Fund	6.1
T. Rowe Price Overseas Stock Fund	5.5
T. Rowe Price International Stock Fund	4.9
T. Rowe Price Real Assets Fund	4.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Target 2040 Fund

Advisor Class (PAHHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Target 2040 Fund

I Class (TRXRX)

This annual shareholder report contains important information about Target 2040 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2040 Fund - I Class	$44	0.40%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2040 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	520,499	522,241	518,762
2016	518,271	534,647	519,658
2017	550,828	575,993	552,000
2017	577,698	588,456	571,345
2017	596,692	606,127	587,038
2017	623,561	653,724	622,487
2018	633,066	669,441	631,117
2018	632,585	677,086	635,212
2018	648,436	728,858	657,378
2018	619,136	689,853	623,177
2019	641,933	703,243	639,764
2019	640,916	693,987	631,688
2019	671,945	738,405	658,553
2019	701,956	796,715	699,792
2020	681,545	751,784	663,466
2020	681,013	773,543	661,969
2020	761,352	896,730	738,469
2020	808,171	948,279	783,222
2021	862,640	1,017,369	834,045
2021	919,125	1,113,218	898,304
2021	953,675	1,193,037	929,791
2021	935,577	1,198,049	915,587
2022	894,050	1,142,441	890,084
2022	835,396	1,072,208	843,808
2022	796,673	1,034,579	802,978
2022	819,451	1,068,629	828,301
2023	817,218	1,050,213	833,722
2023	834,812	1,094,023	849,009
2023	878,494	1,187,255	894,755
2023	886,988	1,203,368	903,064
2024	961,418	1,350,596	978,772
2024	993,945	1,395,788	1,009,263
2024	1,044,612	1,497,655	1,068,666
2024	1,074,636	1,618,354	1,097,295
2025	1,071,241	1,587,401	1,096,468
2025	1,082,245	1,578,892	1,118,964
2025	1,148,914	1,734,883	1,199,145
2025	1,198,754	1,838,256	1,254,784
2026	1,266,891	1,857,519	1,323,496
2026	1,310,221	2,043,802	1,392,152

202501-4140694, 202606-5569799

F465-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Target 2040 Fund (I Class)	21.07%	7.35%	10.11%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2040 Index (Strategy Benchmark)	24.41	9.16	10.78

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$448,394
  Number of Portfolio Holdings24
  Investment Advisory Fees Paid (000s)$2,049
  Portfolio Turnover Rate31.4%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	51.6%
International Equity Funds	21.4
Domestic Bond Funds	18.8
International Bond Funds	7.0
Short-Term and Other	1.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Growth Stock Fund	12.4%
T. Rowe Price Value Fund	12.2
T. Rowe Price New Income Fund	8.4
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price U.S. Large-Cap Core Fund	6.8
T. Rowe Price Limited Duration Inflation Focused Bond Fund	6.3
T. Rowe Price International Value Equity Fund	6.1
T. Rowe Price Overseas Stock Fund	5.5
T. Rowe Price International Stock Fund	4.9
T. Rowe Price Real Assets Fund	4.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Target 2040 Fund

I Class (TRXRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$14,964	$15,774
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRHRX Target 2040 Fund –
.
PAHHX Target 2040 Fund–
.
Advisor Class
TRXRX Target 2040 Fund–
.
I Class

T. ROWE PRICE Target 2040 Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 16.74 $ 15.89 $ 13.76 $ 14.66 $ 16.73
Investment activities
Net investment income
(1)(2)
0.37 0.31 0.25 0.23 0.17
Net realized and
unrealized gain/loss 3.02 1.07 2.31 (0.32) (1.64)
Total from investment
activities 3.39 1.38 2.56 (0.09) (1.47)
Distributions
Net investment income (0.34) (0.34) (0.26) (0.20) (0.16)
Net realized gain (0.73) (0.19) (0.17) (0.61) (0.44)
Total distributions (1.07) (0.53) (0.43) (0.81) (0.60)
NET ASSET VALUE
End of period $ 19.06 $ 16.74 $ 15.89 $ 13.76 $ 14.66
Ratios/Supplemental Data
Total return
(2)(3)(4)
20.80% 8.79% 18.78% (0.27)% (9.24)%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(4)
0.57% 0.58% 0.58% 0.59% 0.60%
Net expenses after
payments by Price
Associates
(4)
0.57% 0.58% 0.58% 0.59% 0.60%
Net investment income
(4)
2.05% 1.88% 1.73% 1.68% 1.05%
Portfolio turnover rate
(4)
31.4% 28.5% 37.3% 32.2% 31.8%
Net assets, end of period (in
thousands) $132,895 $127,116 $142,477 $150,317 $166,684
0% 0% 0% 0% 0%

T. ROWE PRICE Target 2040 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

T. ROWE PRICE Target 2040 Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 16.62 $ 15.80 $ 13.69 $ 14.56 $ 16.63
Investment activities
Net investment income
(1)(2)
0.33 0.27 0.21 0.20 0.15
Net realized and
unrealized gain/loss 3.00 1.05 2.30 (0.31) (1.66)
Total from investment
activities 3.33 1.32 2.51 (0.11) (1.51)
Distributions
Net investment income (0.31) (0.31) (0.23) (0.15) (0.12)
Net realized gain (0.73) (0.19) (0.17) (0.61) (0.44)
Total distributions (1.04) (0.50) (0.40) (0.76) (0.56)
NET ASSET VALUE
End of period $ 18.91 $ 16.62 $ 15.80 $ 13.69 $ 14.56
Ratios/Supplemental Data
Total return
(2)(3)(4)
20.52% 8.43% 18.50% (0.47)% (9.48)%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(4)
0.82% 0.83% 0.83% 0.84% 0.85%
Net expenses after
payments by Price
Associates
(4)
0.82% 0.83% 0.83% 0.84% 0.85%
Net investment income
(4)
1.87% 1.63% 1.44% 1.44% 0.90%
Portfolio turnover rate
(4)
31.4% 28.5% 37.3% 32.2% 31.8%
Net assets, end of period (in
thousands) $6,307 $6,497 $6,379 $5,681 $4,813
0% 0% 0% 0% 0%

T. ROWE PRICE Target 2040 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

T. ROWE PRICE Target 2040 Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 16.72 $ 15.89 $ 13.76 $ 14.67 $ 16.76
Investment activities
Net investment income
(1)(2)
0.39 0.34 0.28 0.26 0.20
Net realized and
unrealized gain/loss 3.04 1.05 2.31 (0.32) (1.65)
Total from investment
activities 3.43 1.39 2.59 (0.06) (1.45)
Distributions
Net investment income (0.37) (0.37) (0.29) (0.24) (0.20)
Net realized gain (0.73) (0.19) (0.17) (0.61) (0.44)
Total distributions (1.10) (0.56) (0.46) (0.85) (0.64)
NET ASSET VALUE
End of period $ 19.05 $ 16.72 $ 15.89 $ 13.76 $ 14.67
Ratios/Supplemental Data
Total return
(2)(3)(4)
21.07% 8.88% 19.06% (0.07)% (9.11)%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(4)
0.40% 0.41% 0.41% 0.42% 0.42%
Net expenses after
payments by Price
Associates
(4)
0.40% 0.41% 0.41% 0.42% 0.42%
Net investment income
(4)
2.20% 2.05% 1.91% 1.89% 1.20%
Portfolio turnover rate
(4)
31.4% 28.5% 37.3% 32.2% 31.8%
Net assets, end of period (in
thousands) $309,192 $319,645 $292,436 $223,964 $193,138
0% 0% 0% 0% 0%

T. ROWE PRICE Target 2040 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

T. ROWE PRICE Target 2040 Fund
May 31, 2026

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
5/31/26
(Cost and value in $000s)
BOND FUNDS 25.8%
T. Rowe Price Funds:
New Income Fund  33,906 14,446 11,539 4,770,986 37,786
Limited Duration Inflation Focused
Bond Fund  21,365 14,796 8,128 5,967,554 28,167
International Bond Fund (USD
Hedged)  13,580 5,367 4,326 1,741,033 14,834
U.S. Treasury Long-Term Index
Fund  11,468 2,892 4,101 1,585,417 11,145
Dynamic Global Bond Fund  7,867 3,764 2,724 1,186,309 9,040
Emerging Markets Bond Fund  6,089 2,952 2,040 772,450 7,655
High Yield Fund  5,416 1,464 1,650 891,379 5,304
Floating Rate Fund  1,774 517 530 191,406 1,747
Total Bond Funds (Cost $118,418) 115,678
EQUITY FUNDS 73.0%
T. Rowe Price Funds:
Growth Stock Fund  51,144 15,341 13,045 473,047 55,791
Value Fund  53,686 8,412 13,715 1,015,499 54,502
Equity Index 500 Fund  28,791 12,110 14,031 158,629 31,253
U.S. Large-Cap Core Fund  36,142 5,540 12,748 643,330 30,314
International Value Equity Fund  30,748 3,145 9,577 1,038,705 27,391
Overseas Stock Fund  26,781 2,692 7,977 1,375,107 24,491
International Stock Fund  23,304 4,370 6,060 966,225 22,059
Real Assets Fund  22,487 2,389 9,422 1,001,219 20,154
Emerging Markets Discovery Stock
Fund  10,327 1,278 4,335 492,018 11,188
Emerging Markets Stock Fund  8,813 849 2,855 192,044 10,866
Mid-Cap Value Fund  11,404 1,399 3,747 290,340 10,763
Mid-Cap Growth Fund  12,355 1,487 4,256 97,360 9,831
New Horizons Fund (3) 4,921 2,260 1,484 106,120 6,555
Small-Cap Value Fund  6,921 1,124 2,731 104,641 6,274
Small-Cap Stock Fund  6,060 957 1,926 92,033 5,917
Total Equity Funds (Cost $199,927) 327,349

T. ROWE PRICE Target 2040 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
5/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds  1.2%
T. Rowe Price U.S. Treasury
Money Fund, 3.70% (4) 18,115 24,868 37,423 5,559,741 5,560
Total Short-Term Investments (Cost $5,560) 5,560
Total Investments in Securities
100.0% of Net Assets (Cost $323,905) $ 448,587
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$7,105 and $7,105, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (180) $ 133 $ 395
Emerging Markets Bond Fund  (144) 654 427
Emerging Markets Discovery Stock Fund  812 3,918 551
Emerging Markets Stock Fund  527 4,059 188
Equity Index 500 Fund  3,352 4,383 358
Floating Rate Fund  (4) (14) 127
Growth Stock Fund  9,749 2,351 57
High Yield Fund  (45) 74 396
International Bond Fund (USD Hedged)  (268) 213 551
International Stock Fund  2,450 445 672
International Value Equity Fund  4,509 3,075 990
Limited Duration Inflation Focused Bond Fund  (172) 134 1,180
Mid-Cap Growth Fund  812 245 79
Mid-Cap Value Fund  847 1,707 212
New Horizons Fund  650 858 —
New Income Fund  (926) 973 1,732
Overseas Stock Fund  2,619 2,995 752
Real Assets Fund  1,994 4,700 838
Small-Cap Stock Fund  576 826 43
Small-Cap Value Fund  890 960 95
U.S. Large-Cap Core Fund  4,910 1,380 357
U.S. Treasury Long-Term Index Fund  (869) 886 461
Value Fund  3,657 6,119 826
U.S. Treasury Money Fund, 3.70% — — 492
Affiliates not held at period end (5) — 6
Totals $ 35,741# $ 41,074 $ 11,785+

T. ROWE PRICE Target 2040 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $14,626 of the net realized gain (loss).
+ Investment income comprised $11,785 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2040 Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $323,905) $ 448,587
Receivable for investment securities sold 8,290
Receivable for shares sold 159
Total assets 457,036
Liabilities
Payable for shares redeemed 8,445
Investment management and administrative fees payable 196
Other liabilities 1
Total liabilities 8,642
NET ASSETS $ 448,394
Net Assets Consist of:
Total distributable earnings (loss) $ 132,952
Paid-in capital applicable to 23,540,784 shares of $0.0001
par value capital stock outstanding; 30,000,000,000 shares
of the Corporation authorized 315,442
NET ASSETS $ 448,394
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $132,895; Shares outstanding: 6,972,527) $ 19.06
Advisor Class
(Net assets: $6,307; Shares outstanding: 333,495) $ 18.91
I Class
(Net assets: $309,192; Shares outstanding: 16,234,762) $ 19.05

T. ROWE PRICE Target 2040 Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Investment Income (Loss)
Income distributions from underlying Price Funds $ 11,785
Expenses
Investment management and administrative expense 2,049
Rule 12b-1 fees
Advisor Class 18
Total expenses 2,067
Net investment income 9,718
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 21,115
Capital gain distributions from underlying Price Funds 14,626
Net realized gain 35,741
Change in net unrealized gain / loss on underlying Price Funds 41,074
Net realized and unrealized gain / loss 76,815
INCREASE IN NET ASSETS FROM OPERATIONS $ 86,533

T. ROWE PRICE Target 2040 Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 9,718 $ 9,074
Net realized gain 35,741 17,340
Change in net unrealized gain / loss 41,074 11,646
Increase in net assets from operations 86,533 38,060
Distributions to shareholders
Net earnings
Investor Class (7,853) (4,462)
Advisor Class (404) (198)
I Class (18,022) (10,568)
Decrease in net assets from distributions (26,279) (15,228)
Capital share transactions
*
Shares sold
Investor Class 21,281 24,385
Advisor Class 452 457
I Class 55,978 72,544
Distributions reinvested
Investor Class 7,848 4,442
Advisor Class 404 198
I Class 17,967 10,527
Shares redeemed
Investor Class (41,003) (51,235)
Advisor Class (1,853) (870)
I Class (126,192) (71,314)
Decrease in net assets from capital share
transactions (65,118) (10,866)

T. ROWE PRICE Target 2040 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase (decrease) during period (4,864) 11,966
Beginning of period 453,258 441,292
End of period $ 448,394 $ 453,258
*Share information (000s)
Shares sold
Investor Class 1,186 1,485
Advisor Class 25 28
I Class 3,116 4,413
Distributions reinvested
Investor Class 447 274
Advisor Class 23 12
I Class 1,024 651
Shares redeemed
Investor Class (2,255) (3,128)
Advisor Class (106) (53)
I Class (7,022) (4,356)
Decrease in shares outstanding (3,562) (674)

T. ROWE PRICE Target 2040 Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Target 2040
Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price
Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has three classes of shares: the Target 2040 Fund (Investor Class), the Target 2040 Fund–Advisor Class (Advisor Class) and the Target 2040
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.

T. ROWE PRICE Target 2040 Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Dividends received from underlying Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying
Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price Funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price Funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended May 31, 2026, the fund realized $5,785,000 of net gain on
$17,074,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Target 2040 Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2040 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On May 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, aggregated $141,524,000 and $191,400,000, respectively for the year ended May 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Target 2040 Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the character of distributions from the underlying
Price Funds.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 8,702 $ 10,189
Long-term capital gain 17,577 5,039
Total distributions $ 26,279 $ 15,228
($000s)
Cost of investments $ 336,138
Unrealized appreciation $ 128,302
Unrealized depreciation (15,853)
Net unrealized appreciation (depreciation) $ 112,449
($000s)
Undistributed ordinary income $ 1,750
Undistributed long-term capital gain 18,753
Net unrealized appreciation (depreciation) 112,449
Total distributable earnings (loss) $ 132,952

T. ROWE PRICE Target 2040 Fund

for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.45% for the
Investor Class and Advisor Class and 0.46% to 0.30% for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and any 12b-1 fees applicable to a class. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At May 31, 2026, the effective annual all-inclusive fee rate was 0.57% for the Investor Class and
Advisor Class and 0.40% for the I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.

T. ROWE PRICE Target 2040 Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
May 31, 2026, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Target 2040 Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Target 2040 Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and
Shareholders of T. Rowe Price Target 2040 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Target 2040 Fund (one of the funds constituting T. Rowe Price Retirement Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Target 2040 Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Target 2040 Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $20,742,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $4,659,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $2,145,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $2,111,000 and foreign taxes paid of $153,000.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $200,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Target 2040 Fund

Approvals of Investment Management Agreements
Each year, Board of Directors (Board) of the T. Rowe Price Target Funds considers the continuation of the investment management agreement (Advisory Contract)
between each T. Rowe Price Target Fund and its investment adviser, T. Rowe
Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12,
2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the funds’
Advisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.

T. ROWE PRICE Target 2040 Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared each fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed each fund’s relative performance information as of September 30, 2025, which ranked the returns of each fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding each fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact each fund’s performance, length of each fund’s performance track record, and how closely each fund’s strategies align with its benchmarks and peer groups.
With respect to the Target 2035 Fund, Target 2040 Fund, and Target 2045 Fund,
the Board noted that, as of December 31, 2025, each fund lagged its benchmark for most performance periods and, where applicable, each fund’s total returns ranked in the 4
th
quartile for most periods when compared to performance peer
groups selected by third-party data providers. The Adviser provided the Board with information addressing the funds’ performance relative to their benchmarks and performance peers (as applicable) during the applicable periods, the primary reasons for such results, and, if applicable, efforts being undertaken to improve performance. The Board considered the Adviser’s responses and, if applicable, its efforts and plans to improve the funds’ investment performance and noted that it will continue to periodically review the funds’ performance.
The Board concluded that the information it considered with respect to each
Target Fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2040 Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing each fund in particular (except for the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund,
Target 2055 Fund, Target 2060 Fund, Target 2065 Fund, and Target 2070 Fund),
and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund. While the Board did not review information regarding profits realized from managing the Target 2005 Fund, Target 2010 Fund, Target
2015 Fund, Target 2020 Fund, Target 2055 Fund, Target 2060 Fund, Target
2065 Fund, and Target 2070 Fund in particular because the funds had either not achieved sufficient portfolio asset size or the Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the
T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contracts or otherwise from any economies of scale potentially realized by the Adviser. Under each fund’s Advisory Contract, the fund pays the
Adviser an all-inclusive fee, which is based on the fund’s average daily net assets.
The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; any acquired fund fees and expenses; and any 12b-1 fees applicable to a class. In accordance with a predetermined contractual fee schedule, the all-inclusive fee rate for the T. Rowe Price Target Funds (other than the
T. Rowe Price Target Balanced Fund) generally starts to decline around the time a fund begins reducing its overall stock exposure and then continues to decline over time as a fund nears and then passes its predetermined target date. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2040 Fund

and expenses for the investors in these funds and historically has sought to set the all-inclusive fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-inclusive fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In addition, the Board noted that the funds share in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the all-inclusive fee structure for the funds provides for a reasonable sharing of benefits from potential economies of scale with the funds and their investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. The Board reviewed and considered information regarding each fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of each fund’s Investor Class and I Class with a group of competitor funds selected by Broadridge (Expense Group); and
(ii) actual management fees and total expenses of each fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered each fund’s contractual management fee rate, actual management fee rate, and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the
Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and generally ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. However, there were certain funds that did not have a sufficient number of funds in their peer group to rank in quintiles. The information provided to the Board indicated that the contractual management fee, actual management fee rate, and total expenses for each fund’s Investor Class ranked as follows:
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2040 Fund

Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Target 2005 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and third
quintile (Expense
Universe)
Target 2010 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and third
quintile (Expense
Universe)
Target 2015 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and third
quintile (Expense
Universe)
Target 2020 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Second quintile
(Expense Group) and
third quintile (Expense
Universe)
Target 2025 Fund Second out of four
funds (Expense
Group)
Second out of four
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Second quintile
(Expense Group) and
third quintile (Expense
Universe)
Target 2030 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
Target 2035 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Target 2040 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
Target 2045 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2040 Fund

The information provided to the Board indicated that the contractual management fee, actual management fee rate, and total expenses for each fund’s I Class ranked as follows:
Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Target 2050 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Target 2055 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Target 2060 Fund Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Target 2065 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Target 2070 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2040 Fund

Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Target 2005 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
Target 2010 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
Target 2015 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and second
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
Target 2020 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
Second quintile
(Expense Group) and
first quintile (Expense
Universe)
Target 2025 Fund Second out of four
funds (Expense
Group)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Target 2030 Fund Second quintile
(Expense Group)
Second quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Target 2035 Fund Second quintile
(Expense Group)
Second quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Target 2040 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Target 2045 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2040 Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered
Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Target 2050 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Target 2055 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Target 2060 Fund Third quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Target 2065 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Target 2070 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2040 Fund

fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contracts
As noted, the Board approved the continuation of each Target Fund’s Advisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contracts (including the fees to be charged for services thereunder).
Approvals of Investment Management Agreements
(CONTINUED)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F196-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026